Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6. Property and Equipment

Property and equipment consisted of the following:

	As of
	December 31, 2018	December 31, 2017
Computer hardware and software	$17	$10
Crypto-currency mining machines	-	3,685
Property and equipment, gross	17	3,695
Less: Accumulated depreciation	(17)	(579)
Property and equipment, net	$-	$3,116

The Company recorded depreciation expense of $3,291 and $946 for the years ended December 31, 2018 and 2017, respectively.

On February 9, 2018, the Company sold Bitcoin machines with an aggregate book value of $474 for gross proceeds of $427 and recorded a loss on the sale of $47.

Under the guidance of ASC 360, a long-lived asset (or asset group) should be tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. Based on the significant decline in the price of Bitcoin during the nine months ended September 30, 2018, the Company performed a recoverability test, in which it measured the undiscounted cash flows of its cryptocurrency mining assets. This recoverability test indicated that its cryptocurrency mining assets might be impaired. The Company then performed the second step of the analysis, whereby it measured the fair value of the cryptocurrency mining assets. The Company used a weighted approach where it measured both the discounted cash flows expected from the cryptocurrency mining assets as well as determining the market value of the assets. The Company determined that as of September 30, 2018, that it should record an impairment charge of $3,668 to its cryptocurrency mining assets. Based on the continual decline in Bitcoin during the fourth quarter of 2018, coupled with the unpredictable volatility of Bitcoin’s price, the Company believes that there are indications that the decrease in Bitcoin’s price is other than temporary.

Based on the aforementioned reasons, the Company determined to fully impair the remaining carrying value of its cryptocurrency mining assets as of December 31, 2018 with a fourth quarter impairment charge of $2,677. The total impairment charge recognized during the year ended December 31, 2018 was $6,345.